Debt	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Debt

NOTE 7. DEBT

BOCO Line of Credit

NexCore Group LP, our consolidated subsidiary, had a revolving line of credit with BOCO which matured in July 2012. There was no outstanding balance on this line of credit as of December 31, 2011.